April 30, 2000

Semi Annual Report

LifeChoice Conservative Investor Fund
LifeChoice Moderate Investor Fund
LifeChoice Growth Investor Fund

Victory Funds
(LOGO)(R)

                              Table of Contents

Shareholder Letter                                                   2

Financial Statements

Schedules of Investments                                             3

Statements of Assets and Liabilities                                 6

Statements of Operations                                             7

Statements of Changes in Net Assets                                  8

Financial Highlights                                                 9

Notes to Financial Statements                                       12

The Victory Portfolios

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory LifeChoice Funds.

NOT FDIC INSURED
Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO)(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Letter to our Shareholders

On behalf of Victory Funds, thank you for your continued support and confidence in using Victory Funds to help meet your investment goals! We strive on a daily basis to make sure you have the appropriate information you need to remain confident in your choice to invest in Victory Funds. To that end, I am pleased to present the Victory LifeChoice Funds' Semi-Annual Report for the period ended April 30, 2000. I hope you find this report useful, easy to read, and a valuable tool.

The past few months have been an exciting time for Victory Funds. Through the combination of a new sales and marketing literature system, a new and improved Internet presence, and the support of the many financial intermediaries offering Victory Funds, we are now over 30 mutual funds strong with more than $20 billion in assets under management.

Two of Victory Funds' core beliefs are guidance and education. We recognize it can be a complex decision to invest in securities through mutual funds, particularly when your hard-earned savings to fund a child's education, a new home, or a comfortable retirement is on the line. That's why I feel it is important for our shareholders to know "What Makes Victory Funds Different?" I am confident that after you review the following points you will be reassured of your investment in Victory Funds and in a better position to share the Victory story with your family, friends, and business associates. So, "What Makes Victory Funds Different?"

Truth in Labeling. Dependability is the essence of Victory Funds. When you entrust your money to a Victory Fund, you can rest assured that the portfolio managers of the Funds are known for adhering to a fund's stated management style and investment objective.

Discipline. A highly rigorous and disciplined investment process, refined over decades by the wisdom of experienced money managers, guides the selection of securities for Victory Funds. Key Asset Management, Inc., an established firm with a 100-year heritage, meticulously implements this proven process.

Teamwork. A knowledgeable team of investment professionals supports Victory Fund portfolio managers, who have an average of 17 years of experience.

Guidance. Victory strives to make sure you have the information you need to make the best investment decisions. The guidance available through investment professionals, "www.victoryfunds.com," our educational materials, and Victory Funds Service Center (1-800-539-FUND) all come together for one purpose -- our shareholders.

Performance. The ultimate measure of your investment success is performance. At Victory Funds, our long-term perspective leads us to pursue the optimal return with a reasonable level of risk. We are committed to achieving consistent, rewarding results over time.

Again, thank you for choosing the Victory Funds to help you realize your financial goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

THE VICTORY PORTFOLIOS                                 Schedules of Investments
LifeChoice Conservative Investor Fund                            April 30, 2000
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                                  Market
Security Description                                Shares        Value

Mutual Funds (100.1%)

Equity Funds (30.8%):
Victory Value Fund,
  Class A                                            32,630       $  559
Victory Diversified Stock Fund,
  Class A                                            43,494          733
INVESCO Dynamics Fund                                 9,461          255
Victory Small Company Opportunity
  Fund, Class A (b)                                   6,215          145
Berger Small Company Growth Fund                     18,734          129
Victory International Growth Fund,
  Class A                                            19,874          322

                                                                   2,143

Fixed Income/Specialty Funds (66.8%):
Victory Real Estate Investment Fund,
  Class A                                            41,533          446
Victory Convertible Securities Fund,
  Class A                                            78,050        1,059
Loomis Sayles Bond Fund,
Institutional Class                                  70,295          806
Victory Investment Quality Bond Fund,
  Class A                                            76,672          703
Victory Intermediate Income Fund,
  Class A                                            76,902          703
Victory Fund For Income,
  Class A                                            72,989          917

                                                                   4,634

Money Market Funds (2.5%):
Victory Financial Reserves Fund                     176,337          176

Total Mutual Funds (Cost $6,907)                                   6,953

Total Investments (Cost $6,907) (a)-- 100.1%                       6,953

Liabilities in excess of other assets -- (0.1)%                       (6)

TOTAL NET ASSETS -- 100.0%                                        $6,947

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                       $  197
    Unrealized depreciation                                         (151)
    Net unrealized appreciation                                   $   46

(b) Non-income producing securities.

                      See notes to financial statements

THE VICTORY PORTFOLIOS                                 Schedules of Investments
LifeChoice Moderate Investor Fund                                April 30, 2000
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                                 Market
Security Description                                Shares       Value

Mutual Funds (100.0%)

Equity Funds (51.6%):
Victory Value Fund, Class A                         160,657      $ 2,752
Victory Diversified Stock Fund,
  Class A                                           207,654        3,499
Victory Special Value Fund, Class A                  33,512          480
INVESCO Dynamics Fund                                46,645        1,255
Victory Small Company Opportunity
  Fund, Class A (b)                                  30,621          717
Berger Small Company Growth Fund                    123,188          850
Victory International Growth Fund,
  Class A                                           130,613        2,112

                                                                  11,665

Fixed Income/Specialty Funds (45.9%):
Victory Real Estate Investment Fund,
  Class A                                           136,360        1,463
Victory Convertible Securities Fund,
  Class A                                           188,020        2,552
Loomis Sayles Bond Fund,
  Institutional Class                               153,910        1,765
Victory Investment Quality Bond Fund,
  Class A                                           251,751        2,309
Victory Intermediate Income Fund,
  Class A                                           252,510        2,308

                                                                  10,397

Money Market Funds (2.5%):
Victory Financial Reserves Fund                     571,312          571

Total Mutual Funds (Cost $22,155)                                 22,633

Total Investments (Cost $22,155) (a) -- 100.0%                    22,633

Other assets in excess of liabilities -- 0.0%                          7

TOTAL NET ASSETS -- 100.0%                                       $22,640

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                      $   940
    Unrealized depreciation                                         (462)
    Net unrealized appreciation                                  $   478

(b) Non-income producing securities.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
LifeChoice Growth Investor Fund                                  April 30, 2000
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                                 Market
Security Description                                Shares       Value

Mutual Funds (99.6%)

Equity Funds (73.3%):
Victory Value Fund, Class A                         154,353      $ 2,644
Victory Diversified Stock Fund, Class A             215,122        3,625
Victory Special Value Fund, Class A                  36,224          519
INVESCO Dynamics Fund                                44,841        1,207
Victory Small Company Opportunity
  Fund, Class A (b)                                  36,774          861
Berger Small Company Growth Fund                    111,081          766
Victory International Growth Fund,
  Class A                                           141,154        2,282

                                                                  11,904

Fixed Income/Specialty Funds (23.7%):
Victory Real Estate Investment Fund,
  Class A                                            98,248        1,054
Victory Convertible Securities Fund,
  Class A                                            86,216        1,170
Loomis Sayles Bond Fund,
Institutional Class                                  69,303          795
Victory Investment Quality Bond Fund,
  Class A                                            90,684          832

                                                                   3,851

Money Market Funds (2.6%):
Victory Financial Reserves Fund                     422,001          422

Total Mutual Funds (Cost $15,704)                                 16,177

Total Investments (Cost $15,704) (a) -- 99.6%                     16,177

Other assets in excess of liabilities -- 0.4%                         59

TOTAL NET ASSETS -- 100.0%                                       $16,236

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                      $   731
    Unrealized depreciation                                         (258)
    Net unrealized appreciation                                  $   473

(b) Non-income producing securities.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                     Statements of Assets and Liabilities
LifeChoice Funds                                                 April 30, 2000
(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)

                                                                  LifeChoice      LifeChoice        LifeChoice
                                                                  Conservative    Moderate          Growth
                                                                  Investor Fund   Investor Fund     Investor Fund

ASSETS:
Investments, at value (Cost $6,907; $22,155 & $15,704)            $6,953          $22,633           $16,177
Dividends receivable                                                   1                2                 2
Receivable from affiliates                                             7                6                 7
Receivable for capital shares issued                                   9               14                67
Unamortized organization costs                                        16               16                16
Prepaid expenses and other assets                                      7               16                17

      Total Assets                                                 6,993           22,687            16,286

LIABILITIES:
Payable for organization costs                                        16               16                16
Accrued expenses and other payables:
    Investment advisory fees                                           1                2                 1
    Transfer agent fees                                                3                3                 5
    Other                                                             26               26                28

      Total Liabilities                                               46               47                50

NET ASSETS:
Capital                                                            6,832           20,995            14,544
Undistributed (distribution in excess of) net investment income      (35)            (198)             (197)
Net unrealized appreciation/depreciation from investments             46              478               473
Accumulated undistributed net realized gains
  from investment transactions                                       104            1,365             1,416

      Net Assets                                                  $6,947          $22,640           $16,236

Outstanding units of beneficial interest (shares)                    626            1,889             1,280
Net asset value
    Offering and Redemption price per share                       $11.10          $ 11.99           $ 12.68

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Statements of Operations
LifeChoice Funds                        For the Six Months Ended April 30, 2000
(Amounts in Thousands)                                              (Unaudited)


                                      LifeChoice        LifeChoice       LifeChoice
                                      Conservative      Moderate         Growth
                                      Investor Fund     Investor Fund    Investor Fund

Investment Income:
Dividend income                       $141              $  313           $  117

    Total Income                       141                 313              117

Expenses:
Investment advisory fees                 7                  23               16
Administration fees                      6                   6                6
Shareholder service fees                --                   2                1
Accounting fees                         21                  21               19
Custodian fees                           1                   1                1
Legal and audit fees                     1                   2                1
Amortization of organization costs       5                   5                5
Transfer agent fees                      4                   6                8
Registration and filing fees             5                   6                5
Printing fees                           --                   1                2
Other                                    1                  --                2

    Total Expenses                      51                  73               66

Expenses voluntarily reduced            (3)                (11)              (8)

    Expenses before reimbursement
      from distributor                  48                  62               58
    Expenses reimbursed                (41)                (39)             (42)

    Total Expenses                       7                  23               16

Net Investment Income                  134                 290              101

Realized/Unrealized Gains (Losses)
  from Investments:
Net realized gains (losses) from
  investment transactions              274               1,631            1,650
Change in unrealized appreciation/
  depreciation from investments         55                   5             (100)

Net realized/unrealized gains
  from investments                     329               1,636            1,550

Change in net assets resulting
  from operations                     $463              $1,926           $1,651


                      See notes to financial statements.

THE VICTORY PORTFOLIOS
LifeChoice Funds                             Statements of Changes in Net Assets
(Amounts in Thousands)

                                                 LifeChoice               LifeChoice                LifeChoice
                                                Conservative               Moderate                   Growth
                                                Investor Fund            Investor Fund             Investor Fund

                                            Six                       Six                       Six
                                            Months       Year         Months       Year         Months       Year
                                            Ended        Ended        Ended        Ended        Ended        Ended
                                            April 30,    October 31,  April 30,    October 31,  April 30,    October 31,
                                            2000         1999         2000         1999         2000         1999

                                            (Unaudited)               (Unaudited)               (Unaudited)

From Investment Activities:
Operations:
    Net investment income                   $   134      $   312      $   290      $    579     $   101      $   197
    Net realized gains/(losses) from
      investment transactions                   274          (13)       1,631           499       1,650          463
    Net change in unrealized appreciation/
      depreciation from investments              55          315            5         1,379        (100)       1,220

Change in net assets resulting
  from operations                               463          614        1,926         2,457       1,651        1,880

Distributions to Shareholders:
    From net investment income                 (196)        (411)        (536)         (676)       (310)        (295)
    From net realized gains from
      investment transactions                   (60)        (162)        (754)         (434)       (684)        (338)

Change in net assets from
  distributions to shareholders                (256)        (573)      (1,290)       (1,110)       (994)        (633)

    Capital Transactions:
    Proceeds from shares issued               1,123        2,737        1,210        11,834       2,065        7,578
    Dividends reinvested                        256          573        1,290         1,110         994          633
    Cost of shares redeemed                  (1,325)      (4,298)      (3,294)      (10,621)     (3,594)      (5,362)

Change in net assets from
  capital transactions                           54         (988)        (794)        2,323        (535)       2,849

Change in net assets                            261         (947)        (158)        3,670         122        4,096

Net Assets:
    Beginning of period                       6,686        7,633       22,798        19,128      16,114       12,018

    End of period                           $ 6,947      $ 6,686      $22,640      $ 22,798     $16,236      $16,114

Share Transactions:
    Issued                                      104          251          102         1,032         165          635
    Reinvested                                   23           53          110            98          81           55
    Redeemed                                   (121)        (396)        (279)         (923)       (288)        (452)

Change in shares                                  6          (92)         (67)          207         (42)         238



                                        See notes to financial statements.

THE VICTORY PORTFOLIOS
LifeChoice Conservative Investor Fund                       Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                           Six
                                                           Months        Year          Period        Period
                                                           Ended         Ended         Ended         Ended
                                                           April 30,     October 31,   October 31,   November 30,
                                                           2000          1999          1998<F3>      1997<F2>

                                                           (Unaudited)

Net Asset Value, Beginning of Period                       $10.78        $10.72        $10.89        $10.00

Investment Activities
  Net investment income                                      0.22          0.45          0.37          0.31
  Net realized and unrealized gains (losses)
    from investments                                         0.52          0.41         (0.12)         0.84<F6>

      Total from Investment Activities                       0.74          0.86          0.25          1.15

Distributions
  Net investment income                                     (0.32)        (0.58)        (0.39)        (0.26)
  Net realized gains                                        (0.10)        (0.22)        (0.03)           --

      Total Distributions                                   (0.42)        (0.80)        (0.42)        (0.26)

Net Asset Value, End of Period                             $11.10        $10.78        $10.72        $10.89

Total Return                                                 6.90%<F4>     8.24%         2.29%<F4>    11.62%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                          $6,947        $6,686        $7,633        $9,137
Ratio of expenses to average net assets                      0.20%<F5>     0.19%         0.23%<F5>     0.29%<F5>
Ratio of net investment income to average net assets         3.87%<F5>     3.97%         3.72%<F5>     3.41%<F5>
Ratio of expenses to average net assets<F1>                  1.48%<F5>     1.46%         1.50%<F5>     5.18%<F5>
Ratio of net investment income to average net assets<F1>     2.59%<F5>     2.70%         2.45%<F5>    (1.48)%<F5>
Portfolio Turnover                                             37%           57%           78%           19%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Income & Growth Fund became the
     Victory LifeChoice Conservative Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F4> Not annualized

<F5> Annualized

<F6> The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.



                     See notes to financial statements.

THE VICTORY PORTFOLIOS
LifeChoice Moderate Investor Fund                           Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                           Six
                                                           Months        Year          Period        Period
                                                           Ended         Ended         Ended         Ended
                                                           April 30,     October 31,   October 31,   November 30,
                                                           2000          1999          1998<F3>      1997<F2>

                                                           (Unaudited)

Net Asset Value, Beginning of Period                       $ 11.66       $ 10.94       $ 11.19       $10.00

Investment Activities
  Net investment income                                       0.15          0.30          0.24         0.20
  Net realized and unrealized gains (losses)
    from investments                                          0.84          1.03         (0.14)        1.16

      Total from Investment Activities                        0.99          1.33          0.10         1.36

Distributions
  Net investment income                                      (0.28)        (0.36)        (0.26)       (0.17)
  Net realized gains                                         (0.39)        (0.25)        (0.09)          --

      Total Distributions                                    (0.67)        (0.61)        (0.35)       (0.17)

Net Asset Value, End of Period                             $ 11.98       $ 11.66       $ 10.94       $11.19

Total Return                                                  8.67%<F4>    12.42%         0.90%<F4>   13.64%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                          $22,640       $22,798       $19,128       $7,728
Ratio of expenses to average net assets                       0.20%<F5>     0.20%         0.22%<F5>    0.27%<F5>
Ratio of net investment income to average net assets          2.56%<F5>     2.53%         2.32%<F5>    2.26%<F5>
Ratio of expenses to average net assets<F1>                   0.64%<F5>     0.71%         0.93%<F5>    3.32%<F5>
Ratio of net investment income to average net assets<F1>      2.12%<F5>     2.02%         1.61%<F5>    (.79)%<F5>
Portfolio Turnover                                              34%           69%           42%          50%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund

<F4> Not annualized

<F5> Annualized


                      See notes to financial statements.

THE VICTORY PORTFOLIOS
LifeChoice Growth Investor Fund                             Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                           Six
                                                           Months        Year          Period        Period
                                                           Ended         Ended         Ended         Ended
                                                           April 30,     October 31,   October 31,   November 30,
                                                           2000          1999          1998<F3>      1997<F2>

                                                           (Unaudited)

Net Asset Value, Beginning of Period                       $ 12.19       $ 11.08       $ 11.44       $10.00

Investment Activities
  Net investment income                                       0.08          0.16          0.13         0.11
  Net realized and unrealized gains (losses)
    from investments                                          1.18          1.51         (0.07)        1.43

      Total from Investment Activities                        1.26          1.67          0.06         1.54

Distributions
  Net investment income                                      (0.24)        (0.25)        (0.14)       (0.10)
  Net realized gains                                         (0.53)        (0.31)        (0.28)          --

      Total Distributions                                    (0.77)        (0.56)        (0.42)       (0.10)

Net Asset Value, End of Period                             $ 12.68       $ 12.19       $ 11.08       $11.44

Total Return                                                 10.62%<F4>    15.33%         0.52%<F4>   15.46%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                          $16,236       $16,114       $12,018       $7,515
Ratio of expenses to average net assets                       0.20%<F5>     0.20%         0.23%<F5>    0.30%<F5>
Ratio of net investment income to average net assets          1.25%<F5>     1.31%         1.19%<F5>    0.81%<F5>
Ratio of expenses to average net assets<F1>                   0.82%<F5>     1.01%         1.16%<F5>    3.67%<F5>
Ratio of net investment income to average net assets<F1>      0.63%<F5>     0.50%         0.26%<F5>   (2.56)%<F5>
Portfolio Turnover                                              46%           52%           30%         106%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F4> Not annualized

<F5> Annualized


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                             Notes to Financial Statements
LifeChoice Funds                                                  April 30, 2000
(Unaudited)

1. Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 32 active funds. Included are the financial statements and financial highlights of the LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund, and the LifeChoice Growth Investor Fund (collectively, the "Funds").

The LifeChoice Conservative Investor Fund seeks to provide current income combined with moderate growth of capital by allocating its assets primarily among registered investment companies that invest in fixed income securities and, to a lesser extent, equity securities. The LifeChoice Moderate Investor Fund seeks to provide growth of capital combined with a moderate level of current income by allocating its assets primarily among registered investment companies that invest in equity securities and, to a lesser extent, fixed income securities. The LifeChoice Growth Investor Fund seeks to provide growth of capital by allocating its assets primarily among registered investment companies that invest in equity securities.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in registered investment companies are valued at the closing net asset value per share on the day of valuation. Short-term investments of the Funds are valued at amortized cost, which approximates market value or at original cost which, combined with accrued interest, approximates market value.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Dividends to Shareholders:

Dividends payable to shareholders are declared and distributed quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

                                  Continued

THE VICTORY PORTFOLIOS                  Notes to Financial Statements--continued
LifeChoice Funds                                                  April 30, 2000
(Unaudited)

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

Costs incurred in connection with the organization of the Funds are being amortized on a straight-line basis over a period not to exceed sixty months from the date the Funds commenced operations. Organization costs were paid by the Distributor on behalf of the Funds and are being amortized over a five-year period with a corresponding payable from the Funds to the Distributor to repay such cost at the conclusion of the amortization period.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2000 were as follows (amounts in thousands):

                                                     Purchases     Sales

     LifeChoice Conservative Investor Fund           $2,847        $2,514
     LifeChoice Moderate Investor Fund               $7,591        $7,967
     LifeChoice Growth Investor Fund                 $7,334        $7,475

4. Related Party Transactions:

Investment advisory services are provided to the Funds by Key Asset Management, Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, N.A., a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as a Shareholder Servicing Agent for the Funds. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.01% of the average daily net asset of each of the Funds with a minimum of $12,000 per fund per year.

BISYS Fund Services, Ohio Inc., an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the fee is based on a percentage of the average daily net assets of the Funds with a minimum monthly fee of $1,666.66 per Fund.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the six months ended April 30, 2000:

                                                     Investment Advisory Fees

                                                     Maximum
                                                     Percentage
                                                     of Average      Voluntary
                                                     Daily           Fee
                                                     Net Assets      Reductions

                                                                     (000)

     LifeChoice Conservative Investor Fund           0.20%           $ 3
     LifeChoice Moderate Investor Fund               0.20%           $11
     LifeChoice Growth Investor Fund                 0.20%           $ 8

                                  Continued

THE VICTORY PORTFOLIOS                  Notes to Financial Statements--continued
LifeChoice Funds                                                  April 30, 2000
(Unaudited)

5. Federal Income Tax Information:

For the year ended October 31, 1999, the Funds' most recent fiscal year end for federal income tax purposes, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                            Qualified Dividend Income

LifeChoice Conservative Investor Fund       33.71%
LifeChoice Moderate Investor Fund           24.28%
LifeChoice Growth Investor Fund             25.61%

During the taxable year ended October 31, 1999, the following Funds paid long-term capital gain distributions:

                                                     Capital Gains Distributions

                                                     (000)

LifeChoice Conservative Investor Fund                $162
LifeChoice Moderate Investor Fund                     293
LifeChoice Growth Investor Fund                       273

These amounts are included in distributions to shareholders from net realized gains from investment transactions in the accompanying statements of changes in net assets.

6. Voting Results of a Special Shareholder meeting:

A Shareholder meeting was held on March 27, 2000. At the meeting, shareholders voted on the following matters with the following results as indicated below (amounts in thousands):

Proposal 1

For the Trust to elect the Board of Trustees of the Trust.

                           For              Withheld    Election Results

Theodore H. Emmerich       7,017,357        181,560     Passed
Dr. Harry Gazelle          7,014,923        183,993     Passed
Frankie D. Hughes          7,032,333        166,584     Passed
Roger Noall                6,959,362        239,556     Passed
Eugene J. McDonald         7,032,245        166,672     Passed
Dr. Thomas F. Morrissey    7,030,565        168,352     Passed
Patrick Swygert            7,029,446        169,471     Passed
Frank A. Weil              7,032,067        166,850     Passed
Donald E. Weston           6,965,594        233,324     Passed
Leigh A. Wilson            7,031,424        167,494     Passed

Proposal 2

For the Trust,(1) to approve an Amendment and Restatement of seven sections of the Trust Instrument as follows: a) Reorganizations, b) voting powers, c) required redemptions, d) record date, e) master/feeder structure, f) derivative actions, and g) future amendments.

                              For Against   Abstain   Election  Results

a) Reorganizations            5,263,551     215,415   304,093   Passed
b) Voting Powers              5,340,482     138,463   304,093   Passed
c) Required Redemptions       5,402,281      80,335   306,691   Passed
d) Record Date                5,406,116      68,996   306,119   Passed
e) Master/Feeder Structure    5,371,967     103,145   306,119   Passed
f) Derivative Actions         5,382,740      94,249   303,976   Passed
g) Future Amendments          5,195,718     193,193   304,216   Passed

1 This was Proposal 3 for Victory Government Mortgage Fund and Victory Ohio
  Regional Stock Fund shareholders.

Proposal 3

To approve an Amended and Restated Rule 12b-1 Distribution Plan.

                                        For      Against  Abstain  Election
                                                                   Results

LifeChoice Conservative Investor Fund     422    --       24       Passed
LifeChoice Moderate Investor Fund       1,431    --        9       Passed
LifeChoice Growth Investor Fund         1,075    --       --       Passed

                                  Continued

THE VICTORY PORTFOLIOS                  Notes to Financial Statements--continued
LifeChoice Funds                                                  April 30, 2000
(Unaudited)

Proposal 4

For the Trust to approve a series of proposals to change certain fundamental investment restrictions applicable to each fund. The separate proposals associated with the changes in the fundamental investment restrictions are as follows:

a) The elimination of investment restrictions relating to diversification of investments for all Funds.

                                        For      Against  Abstain  Election
                                                                   Results

LifeChoice Conservative Investor Fund     416    --       12       Passed
LifeChoice Moderate Investor Fund       1,326    --       11       Passed
LifeChoice Growth Investor Fund         1,007    --        7       Passed

b) To clarify and standardize the restriction on borrowing which will give the Fund the flexibility to engage in certain security transactions for any purpose that does not involve leveraging.

                                        For      Against  Abstain  Election
                                                                   Results

LifeChoice Conservative Investor Fund     416    --       12       Passed
LifeChoice Moderate Investor Fund       1,326    --       11       Passed
LifeChoice Growth Investor Fund         1,007    --        7       Passed

c) To update the lending restriction to clarify that the Funds may lend their portfolio securities and engage in certain types of security transactions that might be construed as "lending" transactions.

                                        For      Against  Abstain  Election
                                                                   Results

LifeChoice Conservative Investor Fund     416    --       12       Passed
LifeChoice Moderate Investor Fund       1,326    --       11       Passed
LifeChoice Growth Investor Fund         1,007    --        7       Passed

d) To clarify and modernize the language concerning senior securities to make it consistent with permitted activities approved by the SEC.

                                        For      Against  Abstain  Election
                                                                   Results

LifeChoice Conservative Investor Fund     416    --       12       Passed
LifeChoice Moderate Investor Fund       1,326    --       11       Passed
LifeChoice Growth Investor Fund         1,007    --        7       Passed

e) To modernize the current language of the real estate investment restriction by allowing the Fund to invest in certain newer financial instruments that were precluded under the prior restriction.

                                        For      Against  Abstain  Election
                                                                   Results

LifeChoice Conservative Investor Fund     416    --       12       Passed
LifeChoice Moderate Investor Fund       1,326    --       11       Passed
LifeChoice Growth Investor Fund         1,007    --        7       Passed

f) To revise the restriction relating to underwriting.

                                        For      Against  Abstain  Election
                                                                   Results

LifeChoice Conservative Investor Fund     416    --       12       Passed
LifeChoice Moderate Investor Fund       1,326    --       11       Passed
LifeChoice Growth Investor Fund         1,007    --        7       Passed

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                                      16

The Victory Funds                                                 PRSRT STD
127 Public Square                                                U.S. Postage
OH-01-27-1612                                                        PAID
Cleveland, Ohio 44114                                           Cleveland, OH
                                                               Permit No. 1535

Victory Funds
(LOGO)(R)

Call Victory at:                 Visit our web site at:
800-539-FUND (800-539-3863)      www.victoryfunds.com

                                                            1VF-LCHF-SEM 6/00